Expense Example {- Fidelity Advisor Freedom® Income Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® Income Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example:
1 year	$ 644
3 years	791
5 years	951
10 years	1,415
Class M
Expense Example:
1 year	445
3 years	647
5 years	866
10 years	1,495
Class C
Expense Example:
1 year	249
3 years	464
5 years	801
10 years	1,754
Class I
Expense Example:
1 year	48
3 years	150
5 years	261
10 years	588
Class Z
Expense Example:
1 year	43
3 years	134
5 years	234
10 years	$ 526